Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments	Investments
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, and that such changes could materially affect participants’ account balances and the amounts reported in the accompanying statements of net assets available for benefits.
Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability; and
•inputs that are derived principally from or corroborated by observable market data by correlation or other means
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset's or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.
•Mutual funds and money market funds: Valued at the daily closing price as reported by the fund. Mutual funds and money market funds held by the Plan are open-end funds registered with the United States of America ("U.S.") Securities Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds and money market funds held by the Plan are deemed to be actively traded.
•Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.
•Collective investments trusts: Valued at NAV of the underlying investments by the issuer of the funds based on the fund managers’ estimate of the individual closing price of the funds on the last day of the Plan year as quoted by the applicable fund issuer. The collective trust funds' estimated value is NAV, exclusive of the adjustment to contract value.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, which the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair values of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds and money market funds	$317,541,573	$—	$—	$317,541,573
WillScot Holdings Corporation common stock fund	1,277,764	—	—	1,277,764
Total assets in the fair value hierarchy	$318,819,337	$—	$—	318,819,337
Investments measured at net asset value(a)
Collective investment trusts				7,496,983
Total assets measured at fair value				$326,316,320

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds and money market funds	$269,589,475	$—	$—	$269,589,475
WillScot Holdings Corporation common stock fund	2,317,424	—	—	2,317,424
Total assets measured at fair value	$271,906,899	$—	$—	271,906,899
Investments measured at net asset value(a)
Collective investment trusts				5,657,154
Total assets measured at fair value				$277,564,053

(a)
In accordance with Subtopic 820-10 of ASC 820, Fair Value Measurement, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The Plan is invested in the Great Gray Trust Stable Value Fund Class R1 ("Great Gray Stable Value Fund") and the John Hancock Disciplined Value Mid Cap Trust Class B4 ("John Hancock Disciplined Value Mid Cap Trust") as of December 31, 2025. The Great Gray Stable Value Fund is a collective investment trust that seeks to preserve principal and achieve high current income through a diversified portfolio of high-quality investment contracts. The John Hancock Disciplined Value Mid Cap Trust is a collective investment trust that seeks to provide long-term growth of capital and current income.
Fair Value of Investments in Entities that Use NAV
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

Investment	2025	2024	Unfunded Commitment	Redemption Frequency (if currently eligible)	Redemption Notice Period
Great Gray Stable Value Fund (a)	$5,325,780	$5,657,154	None	Daily	None
John Hancock Disciplined Value Mid Cap Trust (b)	$2,171,203	$—	None	Daily	None

(a)
The Great Gray Trust Stable Value Fund Class R1 seeks to achieve its objective by investing in the Putnam Stable Value Fund which consists of a variety of high-quality guaranteed investment contracts and similar contracts issued by insurance companies, banks and other financial institutions The fund also invests up to 75% of its assets in security-backed investment contracts, including separate account products of insurance companies.

(b)	The John Hancock Disciplined Mid Cap Trust Class B4 Fund seeks to achieve its objective by investing in equity securities of U.S. and non U.S. issuers, including, without limitation, American depositary receipts ("ADRs") of non U.S. issuers, that are denominated in dollars and trade in U.S. markets, including, without limitation, on U.S. exchanges or in the over the counter market.
Transfers Between Levels
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.